Warrants (Details) - Adagio Medical Inc - $ / shares		6 Months Ended
	Jun. 25, 2024	Jun. 30, 2024	Dec. 31, 2023	Feb. 03, 2023
Warrants
Exchange preferred stock for pre-funded warrants (shares)		(207,902)
Exercise price			$ 7.97
SVB Warrants
Warrants
Exercise price		$ 7.97
Initial warrants
Warrants
Shares issued				32,720
Additional warrants
Warrants
Shares issued				16,360
Pre-funded Warrants
Warrants
Number of pre-funded warrants issued	207,902
Exercise price	$ 0.001
Pre-funded Warrants | Series E Preferred Stock
Warrants
Shares issued	207,902
Exchange preferred stock for pre-funded warrants (shares)	207,902
Exercise price	$ 0.001